Merchant Cash Advances and Loans Receivable - Summary of MCA (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Merchant cash advances receivable, net	$ 91,873	$ 47,101
MCA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Merchant cash advances and loans receivable, gross	94,612	49,143	$ 12,924
Allowance for uncollectible merchant cash advances and loans receivable	(2,739)	(2,042)	(1,028)
Merchant cash advances receivable, net	$ 91,873	$ 47,101	$ 11,896